28. Financial instruments and risk management (Details 9) - Interest Rate Risk [Member]	12 Months Ended
Dec. 31, 2018 Basis_point Aircrafts
2019
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	0
Aircraft to be delivered | Aircrafts	1
Hedged percentage	43.00%
2020
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	185
Aircraft to be delivered | Aircrafts	8
Hedged percentage	68.00%
2021
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	138
Aircraft to be delivered | Aircrafts	6
Hedged percentage	71.00%
2022
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	68
Aircraft to be delivered | Aircrafts	3
Hedged percentage	53.00%
2023
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	0
Aircraft to be delivered | Aircrafts	0
Hedged percentage	0.00%
Total
Disclosure of detailed information about financial instruments [line items]
Basis point value ("BPV") - thousands | Basis_point	391
Aircraft to be delivered | Aircrafts	18
Hedged percentage	45.00%